Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total to non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (in millions)	Adjusted EBITDA plus P&I (4) (in millions)
2023	$5,865,040	$5,332,583	$2,416,592	$2,244,057	$136.65	$173.54	$(502.4)	$548.7
2022	$5,358,001	$(741,135)	$1,759,025	$929,868	$161.38	$237.04	$(130.276)	$267
2021	$1,465,350	$(9,504,639)	$1,655,820	$227,086	$250.18	$250.13	$(147.51)	$178.8
2020	$1,593,926	$29,767,585	$1,516,313	$5,851,538	$404.39	$333.94	$(307.818)	$115.4

Company Selected Measure Name	Adjusted EBITDA, plus P&I
Peer Group Issuers, Footnote
(3)     The Invesco Solar ETF for purposes of Item 201(e) of Regulation S-K was used for purposes of calculating peer group total shareholder return and is comprised of the following issuers: Enphase Energy Inc, First Solar Inc, SolarEdge Technologies Inc, Xinyi Solar Holdings Ltd , Sunrun Inc, GCL Technology Holdings Ltd, Hannon Armstrong Sustainable Infrastructure Capital Inc, Shoals Technologies Group Inc, Array Technologies Inc, Encavis AG, Daqo New Energy Corp ADR, Hanwha Solutions Corp, JinkoSolar Holding Co Ltd ADR, Canadian Solar Inc, SMA Solar Technology AG, Enlight Renewable Energy Ltd, Solaria Energia y Medio Ambiente SA, Neoen SA, Clearway Energy Inc, Sunnova Energy International Inc, Flat Glass Group Co Ltd, Atlantica Sustainable Infrastructure PLC, United Renewable Energy Co Ltd/Taiwan, Energix-Renewable Energies Ltd, West Holdings Corp, TSEC Corp, Altus Power Inc, OY Nofar Energy Ltd, Grenergy Renovables SA, Scatec ASA, Motech Industries Inc, Xinyi Energy Holdings Ltd, SunPower Corp, ReNew Energy Global PLC, Meyer Burger Technology AG, RENOVA Inc ,Maxeon Solar Technologies Ltd.

PEO Total Compensation Amount	$ 5,865,040	$ 5,358,001	$ 1,465,350	$ 1,593,926
PEO Actually Paid Compensation Amount	$ 5,332,583	(741,135)	(9,504,639)	29,767,585
Adjustment To PEO Compensation, Footnote
(1)     The 2023 summary compensation table totals for the President and CEO, Mr. William J. Berger, are adjusted as indicated in the table below to arrive at the "Compensation Actually Paid to PEO" for 2023. With respect to equity award adjustments for 2023, as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

(2)    The individuals that were non-PEO NEOs are Messrs. Lane, Grasso, Mathews, and Searle for year 2023 and Messrs. Lane, Hillstrand, Baker, Grasso, and Santo Salvo for years 2020-2022. The average summary compensation table totals for Non-PEO NEOs are adjusted to arrive at the average compensation actually paid to the Non-PEO NEOs each year using the same methodology as described for the PEO and as indicated in the table below for year 2023. With respect to equity award adjustments for 2023, as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Adjustments to Determine Compensation Actually Paid for PEO	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(489,645)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(4,000,000)
Increase for fair value of awards granted during year that remain unvested as of year-end	$4,930,410
Increase for fair value of awards granted during year that vest during year	$368,084
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(1,332,973)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(8,333)
Deduction of fair value of awards granted prior to year that were forfeited during year	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—
Total Adjustments	$(532,457)

Non-PEO NEO Average Total Compensation Amount	$ 2,416,592	1,759,025	1,655,820	1,516,313
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,244,057	929,868	227,086	5,851,538
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs	2023
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table	$(1,021,898)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(781,250)
Increase for fair value of awards granted during year that remain unvested as of year-end	$1,675,584
Increase for fair value of awards granted during year that vest during year	$65,693
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$(76,154)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$(34,509)
Deduction of fair value of awards granted prior to year that were forfeited during year	$—
Increase based on dividends or other earnings paid during year prior to vesting date of award	$—
Total Adjustments	$(172,534)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Key Performance Measures
Adjusted EBITDA, plus P&I
Recurring Operating Cash Flows
Net Contracted Customer Value

Total Shareholder Return Amount	$ 136.65	161.38	250.18	404.39
Peer Group Total Shareholder Return Amount	173.54	237.04	250.13	333.94
Net Income (Loss)	$ (502,400,000)	$ (130,276,000)	$ (147,510,000)	$ (307,818,000)
Company Selected Measure Amount	548,700,000	267,000,000	178,800,000	115,400,000
PEO Name	Mr. William J. Berger
Additional 402(v) Disclosure
2023 KEY PERFORMANCE MEASURES

The table below contains an unranked list of the "most important financial performance measures" (within the meaning of Item 402(v)(6) of Reg. S-K) used by the Company to link executive compensation actually paid to the Company’s fiscal year 2023 performance. These measures are more fully described in this proxy statement in the “Compensation Discussion and Analysis - Company Financial and Operational Metrics and Performance Results” section.
Compensation and Human Resources Committee Interlocks and Insider Participation

During 2023, Ms. Brownell (Chair) and Messrs. D’Argenio, and Morgan served on our Compensation and Human Capital Committee. No member of our Compensation and Human Capital Committee is or was an officer or employee of the Company. During 2023, no executive officer of the Company served as (i) a member of the Compensation and Human Capital Committee (or other board committee performing equivalent functions) of another entity, one of whose executive officers served on our Compensation and Human Capital Committee, (ii) a director of another entity, one of whose executive officers served on our Compensation and Human Capital Committee, or (iii) a member of the Compensation and Human Capital Committee (or other board committee performing equivalent functions) of another entity, one of whose executive officers served as our director.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA, plus P&I
Non-GAAP Measure Description	Adjusted EBITDA, plus P&I is equal to Adjusted EBITDA plus interest income from customer notes receivable and principal proceeds from customer notes receivable net of related revenue. We define Adjusted EBITDA as net income (loss) plus net interest expense, depreciation and amortization expense, income tax expense, financing deal costs, natural disaster losses and related charges, net, losses on extinguishment of long-term debt, realized and unrealized gains and losses on fair value instruments, amortization of payments to dealers for exclusivity and other bonus arrangements, legal settlements and excluding the effect of certain non-recurring items we do not consider to be indicative of our ongoing operating performance such as, but not limited to, acquisition costs, losses on unenforceable contracts, and other non-cash items such as non-cash compensation expense, ARO accretion expense, provision for current expected credit losses and non-cash inventory impairments.
Measure:: 2
Pay vs Performance Disclosure
Name	Recurring Operating Cash Flows
Measure:: 3
Pay vs Performance Disclosure
Name	Net Contracted Customer Value
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (532,457)
PEO | Equity Awards Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(489,645)
PEO | Equity Awards Option Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(4,000,000)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,930,410
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	368,084
PEO | Equity Awards Granted In Prior years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,332,973)
PEO | Equity Awards Granted In Prior years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(8,333)
PEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,534)
Non-PEO NEO | Equity Awards Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,021,898)
Non-PEO NEO | Equity Awards Option Awards [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(781,250)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,675,584
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	65,693
Non-PEO NEO | Equity Awards Granted In Prior years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(76,154)
Non-PEO NEO | Equity Awards Granted In Prior years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(34,509)
Non-PEO NEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0